Consolidated Statements of Income - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Net sales
Products and systems	[1]	$ 33,513	$ 34,978	$ 33,092
Services	[1]	3,666	3,771	4,053
Net sales		37,179	38,749	37,145
Cost of sales
Products and systems	[1]	28,214	29,910	28,189
Services	[1]	2,518	2,534	2,810
Cost of sales		30,732	32,444	30,999
Gross profit		6,447	6,305	6,146
Selling, general and administrative expenses		(3,986)	(4,216)	(3,627)
Restructuring and impairment costs		(397)	(324)	(903)
Net financing charges		(288)	(244)	(247)
Equity income		375	395	399
Income from continuing operations before income taxes		2,151	1,916	1,768
Income tax provision		600	407	674
Income from continuing operations		1,551	1,509	1,094
Income (loss) from discontinued operations, net of tax (Note 3)		128	(166)	203
Net income		1,679	1,343	1,297
Income from continuing operations attributable to noncontrolling interests		112	105	102
Income from discontinued operations attributable to noncontrolling interests		4	23	17
Net income attributable to Johnson Controls, Inc.		1,563	1,215	1,178
Amounts attributable to Johnson Controls, Inc. common shareholders
Income from continuing operations		1,439	1,404	992
Income (loss) from discontinued operations		$ (124)	$ 189	$ (186)
Earnings (loss) per share
Basic earnings per share from continuing operations		$ 2.20	$ 2.11	$ 1.45
Basic earnings (loss) per share from discontinued operations		0.19	(0.28)	0.27
Basic earnings per share	[2]	2.39	1.82	1.72
Diluted earnings per share from continuing operations		2.18	2.08	1.44
Diluted earnings (loss) per share from discontinued operations		0.19	(0.28)	0.27
Diluted earnings per share	[2]	$ 2.36	$ 1.80	$ 1.71

[1]	Products and systems consist of Automotive Experience and Power Solutions products and systems and Building Efficiency installed systems. Services are Building Efficiency technical services.
[2]	Certain items do not sum due to rounding.